Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories as of December 31, 2025 and 2024 consisted of the following:
	December 31,
	2025	2024
Work in progress	$283	$286
Finished goods	290	154
Total inventories	$573	$440